Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) [Line Items]
Earning per share diluted	$ 24.7
Weighted average number of shares diluted	12,584,625
Pre Stock Split [Member]
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) [Line Items]
Earning per share diluted	$ 3.4
Weighted average number of shares diluted	41,948,748
Adjustments [Member]
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) [Line Items]
Earning per share diluted	$ 8.0
Weighted average number of shares diluted	(29,364,123)	4,194,875	(29,364,123)	(29,364,123)
Post Stock Split [Member]
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) [Line Items]
Earning per share diluted	$ 11.4
Weighted average number of shares diluted	12,584,625